Long-term Debt	12 Months Ended
Dec. 31, 2024
Long-term Debt [Abstract]
Long-term Debt
8.

Long-term debt
The

amount of

long-term debt

shown in

the

accompanying consolidated

balance sheets

is

analyzed as
follows:

2024 2023
Senior unsecured bond 175,000 119,100
Secured long-term debt 347,590 397,857
Total long-term

debt
$ 522,590 $ 516,957
Less: Deferred financing costs

(7,973) (6,314)
Long-term debt, net of deferred financing costs $ 514,617 $ 510,643
Less: Current long-term debt, net of deferred financing

costs,
current (45,230) (49,512)
Long-term debt, excluding current maturities $ 469,387 $ 461,131

8.375% Senior Unsecured Bond
:

On June 22, 2021
, the

Company issued a

$
125,000

senior unsecured bond

maturing in

June 2026. The
bond ranks ahead of subordinated capital and ranks the

same with all other senior unsecured obligations
of

the

Company

other

than

obligations

which

are

mandatorily

preferred

by

law.

Entities

affiliated

with
executive officers

and directors of

the Company purchased

an aggregate of

$
21,000

principal amount of
the bond. On June 29, 2023, the Company repurchased $ 5,900

nominal value of the bond for $
5,851

and
recognized an

amount of

$
159

as loss

on debt

extinguishment, representing the

difference between

the
reacquisition price

of $
5,851

and the

net carrying

amount of

the debt

being extinguished

of $
5,900

less
deferred financing

fees of

$
208
. In

June 2024,

the bond

became callable,

and on

July 2,

2024,it was

prepaid
at a price equal to 103.35 % of nominal value, with the proceeds from the new bond discussed below. The
Company

applied

the

debt

modification

guidance

for

the

part

of

the

transaction

refinanced

by

existing
investors

amounting

to

$
57,850

and

the

debt

extinguishment for

the

remaining

$
61,250
.

An

amount

of
$ 5,336

consisting

of

the

costs

paid

to

investors

who

participated

in

the

refinancing

and

unamortized
deferred fees were deferred

over the term of

the new bond and

an amount of $
3,475

was recorded as loss
on

debt

extinguishment. The

bond included

financial and

other

covenants and

was trading

on the

Oslo
Stock Exchange under the ticker symbol “DIASH02”.

8.75% Senior Unsecured Bond
:

On July 2, 2024, the Company

issued $
150,000

out of the $
175,000

maximum amount of a new

issue of a
senior unsecured

bond maturing

in July

2029 having

a US Dollar

fixed-rate coupon

of
8.75
% payable

semi-
annually in arrears in January and

July of each year.

The bond is callable in whole or

in part in July 2027
at a

price equal

to
103.50
% of

nominal value;

in January

2028 at

a price

equal to
102.625
% of

nominal
value; in

July 2028

at a

price equal

to
101.75
% and

after January

2029 at

a price

equal to
100.00
%

of
nominal value.

On November

8, 2024,

the Company

issued the

remaining $
25,000

nominal value

of the
bond issue, at 102.00
% of

par value. The

bond ranks ahead

of subordinated capital and

ranks the same
with all

other senior

unsecured obligations of

the Company

other than

obligations which are

mandatorily
preferred

by

law.

The

bond

includes

financial

and

other

covenants

and

is

trading

on

the

Oslo

Stock
Exchange under the ticker symbol “DIASH03”.
Secured Term Loans:
Under the

secured term

loans outstanding

as of

December 31,

2024,
27

vessels of

the Company’s

fleet
are

mortgaged

with

first

preferred

or

priority

ship

mortgages,

having

an

aggregate

carrying

value

of
$ 585,780
.

Additional

securities

required

by

the

banks

include

first

priority

assignment

of

all

earnings,
insurances, first assignment of time

charter contracts that exceed a

certain period, pledge over the

shares
of

the

borrowers,

manager’s

undertaking

and

subordination

and

requisition

compensation

and

either

a
corporate

guarantee

by

DSI

(the

“Guarantor”)

or

a

guarantee

by

the

ship

owning

companies

(where
applicable), financial covenants, as well as operating account assignments. The lenders may also require additional

security

in

the

future

in

the

event

the

borrowers

breach

certain

covenants

under

the

loan
agreements.

The

secured

term

loans

generally

include

restrictions

as

to

changes

in

management

and
ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio and minimum liquidity

per vessel owned by the

borrowers, or the Guarantor,

maintained in the bank
accounts of the borrowers, or the Guarantor.

As of December 31,

2024 and 2023 minimum

cash deposits required to

be maintained at all

times under
the Company’s

loan facilities,

amounted to

$
19,000

and $
20,000
, respectively

and are

included in

restricted
cash, non-current in

the accompanying consolidated

balance sheets. Furthermore,

the secured term

loans
contain

cross

default

provisions

and

additionally

the

Company

is

not

permitted

to

pay

any

dividends

following the occurrence

of an event

of default. All

of the Company’s

secured term loans

bear interest at
SOFR plus a margin. In 2024 and 2023, the weighted

average interest rate of the secured term

loans was
7.3 % and 7.3%, respectively.
As of December

31, 2024 and

2023, the Company

had the following

agreements with banks,

either as a
borrower or as a guarantor, to guarantee the loans of its subsidiaries:
Nordea Bank

AB, London

Branch (“Nordea”):

On September

30, 2022,

the

Company entered

into a
$ 200

million loan

agreement to

finance the

acquisition of

9 Ultramax

vessels. The

Company drew

down
$ 197,236

under the loan,

in tranches for

each vessel on

their delivery to

the Company and

in December
2022 prepaid

$
21,937

due to

a vessel

sale and

leaseback transaction. The

loan was

repayable in equal
quarterly instalments of an aggregate amount of $ 3,719 , and a balloon of $ 100,912 payable together with
the last instalment on October 11, 2027
.

On June 27, 2023, the Company drew down $ 22,500

under a secured loan agreement and prepaid in full
the

outstanding

balance

of

an

existing

loan

amounting

to

$
20,934

and

recorded

a

loss

on

debt
extinguishment amounting to $ 220
. The loan, maturing

on
June 27, 2028

was repayable in equal

quarterly
instalments of $ 1,125 .
On

July

25,

2024,

the

Company

entered

into

a

$
167,263

loan

agreement,

drawn

on

July

25,

2024,

to
refinance

the

outstanding

balance

of

the

two

loans

mentioned

above.

The

loan

is

repayable

in

equal
quarterly instalments of $ 4,454

and a balloon instalment of $
64,827

payable on
July 25, 2030
.

Export-Import Bank of China:

On January 4,

2017, the Company drew

down $
57,240

under a secured
loan

agreement,

which

is

repayable

in

equal

quarterly

instalments

of

$
954
,

each,

until

its

maturity

on
January 4, 2032 .
DNB Bank

ASA or DNB:

On June

26, 2023, the

Company entered into

a $
100,000

sustainability linked
loan agreement which was drawn on June 27, 2023, to refinance the outstanding balance of another loan
and

for

working

capital

purposes.

The

loan

is

repayable

in

equal

quarterly

instalments

of

$
3,846

until
December 27, 2029
. The loan is subject to a margin reset

and unless the parties agree on a new margin,
the loan will

be mandatorily repayable

on June 27,

2027. On

July 6, 2023,

the Company entered

into an
interest rate swap with DNB for a notional amount for the 30 % of the loan amount. Under the interest rate swap, the Company pays

a fixed rate and

receives floating under term

SOFR.

The swap has a

termination
date on December 27,

2029, and a mandatory

break on June 27,

2027, according to which the

swap will
be terminated if the loan is prepaid. As of December 31,

2024 and 2023, the fair value of the interest rate
swap amounted

to

$
165

and $
439
, respectively,

and is

separately presented

in current

assets/liabilities
and non-current liabilities. In 2024 and 2023, the Company recognized a gain of $ 274 and a loss of $
439 ,
respectively, from

the swap valuation separately presented as gain/(loss) on derivative instruments in the accompanying consolidated statements

of income.
Danish Ship

Finance A/S

or Danish:

On April

12,

2023, the

Company signed

a term

loan facility

with
Danish, for

$
100,000

to refinance

the outstanding

balance of

loans with

other banks

and for

working

capital.
On

April

18

and

19,

2023,

the

Company

drew

down

$
100,000

which

was

repayable

in

equal

quarterly
instalments of $ 3,301

each and a balloon of $
33,972

payable together with the last instalment on

April 19,
2028. On

October 18,

2024, the

Company refinanced

the outstanding

balance of

this loan

with a

loan which
is repayable in equal quarterly instalments of $ 2,533

each and a balloon of $
14,323

payable together with
the last instalment on April 18, 2031 .
As of December 31, 2024 and 2023, the Company was in compliance with all of its loan covenants.
As of December 31, 2024, the maturities of

the Company’s bond and debt facilities throughout their term, are shown in the table below and do not include related debt issuance costs.

Period Principal Repayment
Year 1 $ 47,150
Year 2 47,150
Year 3 47,149
Year 4 47,149
Year 5 222,149
Year 6 and

thereafter
111,843
Total $ 522,590